ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(In thousands of RMB and USD, except for share, per share and per ADS data, or otherwise noted)

	As of December 31,
	2024	2025	2025
	RMB	RMB	USD

Cash and cash equivalents	220,713	40,725	5,824
Short-term investments	516,647	530,738	75,895
Prepaid expenses and other current assets, net	1,816	72,245	10,331
Amounts due from subsidiaries and VIEs	6,437,387	5,904,835	844,379
Total current assets	7,176,563	6,548,543	936,429

Long-term investments	174,122	340,681	48,717

TOTAL ASSETS	7,350,685	6,889,224	985,146

Accrued expenses and other current liabilities	5,778	76,280	10,908
Amounts due to subsidiaries and VIEs	108,083	119,257	17,054
Total current liabilities	113,861	195,537	27,962

Deficit of investments in subsidiaries and VIEs	5,303,360	5,439,942	777,900

TOTAL LIABILITIES	5,417,221	5,635,479	805,862

Class A ordinary shares (par value of USD0.0001 per share; 800,000,000 shares authorized as of December 31, 2024 and 2025; 101,974,316 shares issued as of December 31, 2024 and 2025; 95,317,937 and 86,673,876 shares outstanding as of December 31, 2024 and 2025)	68	68	10
Class B ordinary shares (par value of USD0.0001 per share; 100,000,000 shares authorized as of December 31, 2024 and 2025, 73,305,288 shares issued and outstanding as of December 31, 2024 and 2025)	48	48	7
Treasury stock, at cost	(242,866)	(496,132)	(70,946)
Additional paid-in capital	7,991,421	7,933,515	1,134,478
Accumulated other comprehensive loss	(2,832)	(48,072)	(6,874)
Statutory reserves	66,042	66,042	9,444
Accumulated deficit	(5,878,417)	(6,201,724)	(886,835)
TOTAL SHAREHOLDERS’ EQUITY	1,933,464	1,253,745	179,284
TOTAL LIABILITIES AND TOTAL SHAREHOLDERS’ EQUITY	7,350,685	6,889,224	985,146

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF OPERATIONS

(In thousands of RMB and USD, except for share, per share and per ADS data, or otherwise noted)

	Year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	USD
General and administrative expenses	(8,477)	(19,828)	(11,612)	(1,660)
Total operating expenses	(8,477)	(19,828)	(11,612)	(1,660)
Loss from operations	(8,477)	(19,828)	(11,612)	(1,660)
Equity in loss of subsidiaries and VIEs	(28,414)	(1,051,659)	(401,372)	(57,396)
Income from non-operations	29,593	22,533	89,677	12,824
Loss before income tax	(7,298)	(1,048,954)	(323,307)	(46,232)
Net loss	(7,298)	(1,048,954)	(323,307)	(46,232)

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF COMPREHENSIVE INCOME/(LOSS)

(In thousands of RMB and USD, except for share, per share and per ADS data, or otherwise noted)

	Year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	USD
Net loss	(7,298)	(1,048,954)	(323,307)	(46,232)
Other comprehensive income/(loss), net of tax:
Change in cumulative foreign currency translation adjustments	29,804	22,894	(42,650)	(6,099)
Unrealized gains on available-for-sale investments (net of tax effect of RMB6,464, RMB3,251 and RMB3,252 for the years ended December 31, 2023, 2024 and 2025, respectively)	25,792	29,497	28,705	4,105
Transfer to statements of operations of realized gains on available-for-sale investments (net of tax effect of RMB6,487, RMB3,288 and RMB2,770 for the years ended December 31, 2023, 2024 and 2025, respectively)	(24,743)	(22,014)	(31,295)	(4,475)
Total comprehensive income/(loss)	23,555	(1,018,577)	(368,547)	(52,701)

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF CASH FLOWS

(In thousands of RMB and USD, except for share, per share and per ADS data, or otherwise noted)

	Year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	USD
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	(7,298)	(1,048,954)	(323,307)	(46,232)
Adjustments to reconcile net loss to net cash provided by operating activities:
Equity in loss of subsidiaries and VIEs	28,414	1,051,659	401,372	57,396
Realized gains from investments	(4,946)	(7,773)	(20,357)	(2,911)
Fair value change of fair value option	(5,301)	(5,547)	(20,925)	(2,992)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	4,145	(517)	(70,428)	(10,072)
Accrued expenses and other current liabilities	(436)	(1,085)	67,327	9,627
Net cash generated from/(used in) operating activities	14,578	(12,217)	33,682	4,816

CASH FLOWS FROM INVESTING ACTIVITIES
Loans to subsidiaries	(250,744)	(74,245)	(372,796)	(53,309)
Repayment from subsidiaries	402,800	325,466	641,002	91,662
Purchase of short-term and long-term investments	(2,085,667)	(1,440,673)	(1,842,375)	(263,456)
Proceeds from redemption of short-term and long-term investments	2,116,220	1,533,082	1,662,408	237,721
Net cash generated from investing activities	182,609	343,630	88,239	12,618

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution	12	—	—	—
Repurchase of ordinary shares	(90,492)	(205,302)	(343,360)	(49,100)
Net cash used in financing activities	(90,480)	(205,302)	(343,360)	(49,100)
Effect of exchange rate changes	(11,982)	(3,854)	41,451	5,928
Net increase/(decrease) in cash and cash equivalents	94,725	122,257	(179,988)	(25,738)
Cash and cash equivalents at beginning of the year	3,731	98,456	220,713	31,562
Cash and cash equivalents at end of the year	98,456	220,713	40,725	5,824

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO FINANCIAL STATEMENTS

(In thousands of RMB and USD, except for share and per share data, or otherwise noted)

1. BASIS FOR PREPARATION

The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Parent Company used the equity method to account for investments in its subsidiaries, VIEs and VIEs’ subsidiaries. The condensed financial information is provided since the restricted net assets of the Group’s subsidiaries, the VIEs and the VIEs’ subsidiaries were over 25% of the consolidated net assets of the Group as of December 31, 2025.

2. INVESTMENT IN SUBSIDIARIES AND VIEs AND VIEs’ SUBSIDIARIES

The Parent Company and its subsidiaries, VIEs and VIEs’ subsidiaries were included in the consolidated financial statements where inter-company balances and transactions were eliminated upon consolidation. For purpose of the Parent Company’s stand-alone financial statements, its investments in subsidiaries, VIEs and VIEs’ subsidiaries were reported using the equity method of accounting. The Parent Company’s share of loss from its subsidiaries, VIEs and VIEs’ subsidiaries were reported as share of loss of subsidiaries, VIEs and VIEs’ subsidiaries in the accompanying Parent Company financial statements. Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to RMB nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the Parent Company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries, VIEs and VIEs’ subsidiaries regardless of the carrying value of the investment even though the Parent Company is not obligated to provide continuing support or fund losses.

3. CONVENIENCE TRANSLATION

The Group’s business is primarily conducted in mainland China and all of the revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into US dollars using the exchange rate as of balance sheet date, for the convenience of the readers. Translations of balances in the balance sheet, and the related statement of operations and cash flows from Renminbi (“RMB”) into US dollars as of and for the year ended December 31, 2025 are solely for the convenience of the readers and were calculated at the rate of USD1.00=RMB6.9931, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2025. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on December 31, 2025, or at any other rate.